ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Ageing analysis of accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Ageing analysis of accounts receivable
Accounts receivable	¥ 4,583,635	¥ 6,026,840
Less: allowance for credit losses	(1,566,129)	(1,951,419)
Accounts receivable, net	3,017,506	4,075,421
Up to 3 months
Ageing analysis of accounts receivable
Accounts receivable	2,056,388	2,389,431
3 months to 1 year
Ageing analysis of accounts receivable
Accounts receivable	617,635	1,161,639
Over 1 year
Ageing analysis of accounts receivable
Accounts receivable	¥ 1,909,612	¥ 2,475,770